SCHEDULE OF FUTURE LEASE PAYMENTS, EXCLUDING SHORT-TERM LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Right-of-use Assets Net
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current	Liabilities, Current
Finance lease liabilities, current	$ 70	$ 88
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current	Liabilities, Current
Operating lease liabilities, current	$ 176	$ 334
Total lease liabilities, current	$ 246	$ 422
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Liabilities, Noncurrent	Liabilities, Noncurrent
Finance lease liabilities, non-current	$ 140	$ 188
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Liabilities, Noncurrent	Liabilities, Noncurrent
Operating lease liabilities, non-current	$ 508	$ 384
Total lease liabilities, non-current	648	572
Total lease liabilities	$ 894	$ 994